Statement of Assets and Liabilities	Dec. 31, 2024 USD ($) $ / shares shares
Assets
Investments, at fair value (Cost – $83,911,153)	$ 70,905,065
Prepaid expense	149,340
Deferred Offering Cost (see Note 2)	347,565
Other receivable	8,372
Total Assets	71,410,342
Liabilities
Management fees payable	779,023
Professional fees payable	281,387
Valuation fees payable	187,754
Due to Organizer (see Note 5)	59,852
Fund administration fees payable	30,088
Transfer agent fees payable	5,752
Custody fees payable	2,580
Other fees payable	14,000
Total Liabilities	1,360,436
Commitments and contingencies (Note 6)
Net Assets	70,049,906
Paid-in-capital (500,000,000 shares authorized, $0.00001 par value)	82,231,321
Total accumulated deficit	(12,181,415)
Net Assets applicable to Common Shareholders	$ 70,049,906
Common Shares of beneficial interest outstanding, at $0.00001 par value; 500,000,000 shares authorized, 10,879,905 shares issued and outstanding | shares	10,879,905
Net Asset Value Per Share applicable to Common Shareholders | $ / shares	$ 6.44